Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Income Statement [Abstract]
Revenue	$ 477,922	$ 433,488	$ 1,422,154	$ 943,702
Costs and expenses:
Cost of revenues	277,436	195,610	917,844	627,378
Research and development expenses	117,814		411,383
Goodwill impairment			2,180,836
Selling, general and administrative expenses	768,551	551,942	4,022,824	2,912,269
Total Costs and Expenses	1,163,801	747,552	7,532,887	3,539,647
Loss from operations	(685,879)	(314,064)	(6,110,733)	(2,595,945)
Other income (expense):
Gain (loss) on extinguishment of debt			53,028	(9,162)
Early prepayment fee on convertible debentures				(69,131)
Gain on change of fair value of derivative				22,096
Gain on extinguishment of debt		39,876
Interest expense	(4,110)	(40,869)	(118,421)	(280,686)
Total other income (expense)	(4,110)	(993)	(65,393)	(336,883)
Loss before provision for income taxes	(689,989)	(315,057)	(6,176,126)	(2,932,828)
Provision for income taxes
Net loss	$ (689,989)	$ (315,057)	(6,176,126)	(2,932,828)
Deemed dividend related to warrant round-down			(196,589)
Net loss attributable to common shareholders			$ (6,372,715)	$ (2,932,828)
Net loss per share of common stock-basic and diluted (in Dollars per share)	$ (0.09)	$ (0.05)	$ (0.94)	$ (0.51)
Weighted average shares of common stock outstanding - basic and diluted (in Shares)	7,871,356	6,329,438	6,799,624	5,770,944
Net loss	$ (689,989)	$ (315,057)	$ (6,372,715)	$ (2,932,828)
Foreign currency translation adjustment
Total Comprehensive Income (Loss)	$ (689,989)	$ (315,057)	$ (6,372,715)	$ (2,932,828)